FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-21416

Tax-Advantaged Dividend Income Fund
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  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
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  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-852-0218

Date of Fiscal year-end: 12/31/2003

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127347

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Ameren AEE  023608102  4/27/04  Annual
   1.01   Elect Susan S. Elliott MGMT YES FOR FOR
   1.02   Elect Clifford L. Greenwalt MGMT YES FOR FOR
   1.03   Elect Thomas A. Hays MGMT YES FOR FOR
   1.04   Elect Richard A. Liddy MGMT YES FOR FOR
   1.05   Elect Gordon R. Lohman MGMT YES FOR FOR
   1.06   Elect Richard A. Lumpkin MGMT YES FOR FOR
   1.07   Elect John P. MacCarthy MGMT YES FOR FOR
   1.08   Elect Paul L. Miller Jr. MGMT YES FOR FOR
   1.09   Elect Charles W. Mueller MGMT YES FOR FOR
   1.10   Elect Douglas R. Oberhelman MGMT YES FOR FOR
   1.11   Elect Gary L. Rainwater MGMT YES FOR FOR
   1.12   Elect Harvey Saligman MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Review Nuclear Facility/Waste SHLDR YES ABSTAIN AGNST

   Bank of America Corp BAC  060505104  5/26/04  Annual
   1.01   Elect William Barnet III MGMT YES FOR FOR
   1.02   Elect Charles W. Coker MGMT YES FOR FOR
   1.03   Elect John T. Collins MGMT YES FOR FOR
   1.04   Elect Gary L. Countryman MGMT YES FOR FOR
   1.05   Elect Paul Fulton MGMT YES FOR FOR
   1.06   Elect Charles K. Gifford MGMT YES FOR FOR
   1.07   Elect Donald E. Guinn MGMT YES FOR FOR
   1.08   Elect James H. Hance Jr. MGMT YES FOR FOR
   1.09   Elect Kenneth D. Lewis MGMT YES FOR FOR
   1.10   Elect Walter E. Massey MGMT YES FOR FOR
   1.11   Elect J. Thomas May MGMT YES FOR FOR

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   1.12   Elect C. Steven McMillan MGMT YES FOR FOR
   1.13   Elect Eugene M. McQuade MGMT YES FOR FOR
   1.14   Elect Patricia E. Mitchell MGMT YES FOR FOR
   1.15   Elect Edward L. Romero MGMT YES FOR FOR
   1.16   Elect Thomas M. Ryan MGMT YES FOR FOR
   1.17   Elect O. Temple Sloan Jr. MGMT YES FOR FOR
   1.18   Elect Meredith R. Spangler MGMT YES FOR FOR
   1.19   Elect Jackie M. Ward MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Change Annual Meeting Date SHLDR YES AGNST FOR
   4.00   Double Board Nominees SHLDR YES AGNST FOR
   5.00   Limit or End Charitable Giving SHLDR YES ABSTAIN AGNST
   6.00   Mutual Funds Review Committee SHLDR YES AGNST FOR
   7.00   Ensure Customer Privacy SHLDR YES AGNST FOR

   Bank One Corp ONE  06423A103  5/25/04  Annual
   1.00   Approve Merger/Acquisition MGMT YES FOR FOR
   2.01   Elect John H. Bryan MGMT YES FOR FOR
   2.02   Elect Stephen B. Burke MGMT YES FOR FOR
   2.03   Elect James S. Crown MGMT YES FOR FOR
   2.04   Elect James Dimon MGMT YES FOR FOR
   2.05   Elect Maureen A. Fay MGMT YES FOR FOR
   2.06   Elect Laban P. Jackson, Jr. MGMT YES FOR FOR
   2.07   Elect John W. Kessler MGMT YES FOR FOR
   2.08   Elect Robert I. Lipp MGMT YES FOR FOR
   2.09   Elect Richard A. Manoogian MGMT YES FOR FOR
   2.10   Elect David C. Novak MGMT YES FOR FOR
   2.11   Elect John W. Rogers Jr. MGMT YES FOR FOR
   2.12   Elect Frederick P. Stratton Jr. MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Black Hills Corp BKH  092113109  5/26/04  Annual
   1.01   Elect Jack W. Eugster MGMT YES FOR FOR
   1.02   Elect Richard Korpan MGMT YES FOR FOR
   1.03   Elect Thomas J. Zeller MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Cinergy CIN  172474108  5/4/04  Annual
   1.01   Elect Michael G. Browning MGMT YES FOR FOR
   1.02   Elect George C. Juilfs MGMT YES FOR FOR
   1.03   Elect Dudley S. Taft MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Comerica Inc CMA  200340107  5/18/04  Annual
   1.01   Elect Ralph W. Babb Jr. MGMT YES FOR FOR
   1.02   Elect James F. Cordes MGMT YES FOR FOR
   1.03   Elect Peter D. Cummings MGMT YES FOR FOR
   1.04   Elect Todd W. Herrick MGMT YES FOR FOR
   1.05   Elect William P. Vititoe MGMT YES FOR FOR
   1.06   Elect Kenneth L. Way MGMT YES FOR FOR
   2.00   Adopt Employee Stock Purchase Plan MGMT YES AGNST AGNST
   3.00   Adopt Director Stock Option Plan MGMT YES AGNST AGNST
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Community First Bankshares     6/30/04  Annual
   1.01   Elect Mark A. Anderson MGMT YES FOR FOR
   1.02   Elect Patrick Delaney MGMT YES FOR FOR
   1.03   Elect John H. Flittie MGMT YES FOR FOR
   1.04   Elect Darrell G. Knudson MGMT YES FOR FOR
   1.05   Elect Dawn R. Elm MGMT YES FOR FOR
   1.06   Elect Marilyn R. Seymann MGMT YES FOR FOR
   1.07   Elect Harvey L. Wollman MGMT YES FOR FOR
   1.08   Elect Thomas Gallagher MGMT YES FOR FOR

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   1.09   Elect Rahn K. Porter MGMT YES FOR FOR
   1.10   Elect Lauris N. Molbert MGMT YES FOR FOR
   1.11   Elect Karen M. Meyer MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Consolidated Edison Inc ED  209115104  5/17/04  Annual
   1.01   Elect Vincent A. Calarco MGMT YES FOR FOR
   1.02   Elect George Campbell Jr. MGMT YES FOR FOR
   1.03   Elect Gordon J. Davis MGMT YES FOR FOR
   1.04   Elect Michael J. Del Giudice MGMT YES FOR FOR
   1.05   Elect Joan S. Freilich MGMT YES FOR FOR
   1.06   Elect Ellen V. Futter MGMT YES FOR FOR
   1.07   Elect Sally Hernandez-Pinero MGMT YES FOR FOR
   1.08   Elect Peter W. Likins MGMT YES FOR FOR
   1.09   Elect Eugene R. McGrath MGMT YES FOR FOR
   1.10   Elect Frederic V. Salerno MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Employee Stock Purchase Plan MGMT YES AGNST AGNST
   4.00   Disclose Executive Compensation SHLDR YES AGNST FOR

   Duke Energy Corp DUK  264399106  5/13/04  Annual
   1.01   Elect Paul M. Anderson MGMT YES FOR FOR
   1.02   Elect Ann Maynard Gray MGMT YES FOR FOR
   1.03   Elect Michael E. J. Phelps MGMT YES FOR FOR
   1.04   Elect James T. Rhodes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Repeal Classified Board SHLDR YES FOR AGNST

   Energy East Corp EAS  29266M109  6/18/04  Annual
   1.01   Elect Richard Aurelio MGMT YES FOR FOR
   1.02   Elect James A. Carrigg MGMT YES FOR FOR
   1.03   Elect David M. Jagger MGMT YES FOR FOR
   1.04   Elect Ben E. Lynch MGMT YES FOR FOR
   2.00   Repeal Classified Board MGMT YES FOR FOR
   3.00   Eliminate Cumulative Voting MGMT YES FOR FOR
   4.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR
   5.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Hudson United Bancorp HU  444165104  4/21/04  Annual
   1.01   Elect Directors MGMT YES FOR FOR
   1.02   Elect Directors MGMT YES FOR FOR
   2.00   Adopt Stock Award Plan MGMT YES FOR FOR
   3.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   KeyCorp KEY  493267108  5/13/04  Annual
   1.01   Elect Alexander M. Cutler MGMT YES FOR FOR
   1.02   Elect Douglas J. McGregor MGMT YES FOR FOR
   1.03   Elect Eduardo R. Menasce MGMT YES FOR FOR
   1.04   Elect Henry L. Meyer III MGMT YES FOR FOR
   1.05   Elect Peter G. Ten Eyck II MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3.00   Approve Annual Bonus Plan MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   KeySpan Corp KSE  49337W100  5/20/04  Annual
   1.01   Elect Robert B. Catell MGMT YES FOR FOR
   1.02   Elect Andrea S. Christensen MGMT YES FOR FOR
   1.03   Elect Alan H. Fishman MGMT YES FOR FOR
   1.04   Elect J. Atwood Ives MGMT YES FOR FOR
   1.05   Elect James R. Jones MGMT YES FOR FOR
   1.06   Elect James L. Larocca MGMT YES FOR FOR
   1.07   Elect Gloria C. Larson MGMT YES FOR FOR
   1.08   Elect Stephen W. McKessy MGMT YES FOR FOR

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   1.09   Elect Edward D. Miller MGMT YES FOR FOR
   1.10   Elect Vikki L. Pryor MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   National City NCC  635405103  4/27/04  Annual
   1.01   Elect Jon E. Barfield MGMT YES FOR FOR
   1.02   Elect James S. Broadhurst MGMT YES FOR FOR
   1.03   Elect John W. Brown MGMT YES FOR FOR
   1.04   Elect Christopher M. Connor MGMT YES FOR FOR
   1.05   Elect David A. Daberko MGMT YES FOR FOR
   1.06   Elect Joseph T. Gorman MGMT YES FOR FOR
   1.07   Elect Bernadine P. Healy MGMT YES FOR FOR
   1.08   Elect Paul A. Ormond MGMT YES FOR FOR
   1.09   Elect Robert A. Paul MGMT YES FOR FOR
   1.10   Elect Gerald L. Shaheen MGMT YES FOR FOR
   1.11   Elect Jerry Sue Thornton MGMT YES FOR FOR
   1.12   Elect Morry Weiss MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3.00   Reapprove Option/Bonus Plan for OBRA MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   NiSource Inc NI  65473P105  5/11/04  Annual
   1.01   Elect Steven C. Beering MGMT YES FOR FOR
   1.02   Elect Dennis E. Foster MGMT YES FOR FOR
   1.03   Elect Richard L. Thompson MGMT YES FOR FOR
   1.04   Elect Carolyn Y. Woo MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   NSTAR NST  67019E107  4/29/04  Annual
   1.01   Elect Gary L. Countryman MGMT YES FOR FOR
   1.02   Elect Daniel Dennis MGMT YES FOR FOR
   1.03   Elect Matina S. Horner MGMT YES FOR FOR
   1.04   Elect J. Thomas May MGMT YES FOR FOR
   2.00   Review Charitable Giving Policy SHLDR YES ABSTAIN AGNST

   OGE Energy Corp OGE  670837103  5/20/04  Annual
   1.01   Elect Luke R. Corbett MGMT YES FOR FOR
   1.02   Elect Robert Kelley MGMT YES FOR FOR
   1.03   Elect J. D. Williams MGMT YES FOR FOR

   Oneok Inc OKE  682680103  5/20/04  Annual
   1.01   Elect William M. Bell MGMT YES FOR FOR
   1.02   Elect Julie H. Edwards MGMT YES FOR FOR
   1.03   Elect Pattye L. Moore MGMT YES FOR FOR
   1.04   Elect J.D. Scott MGMT YES FOR FOR
   1.05   Elect James C. Day MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Pinnacle West Capital PNW  723484101  5/19/04  Annual
   1.01   Elect Roy A. Herberger, Jr. MGMT YES FOR FOR
   1.02   Elect Humberto S. Lopez MGMT YES FOR FOR
   1.03   Elect Kathryn L. Munro MGMT YES FOR FOR
   1.04   Elect William L. Stewart MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Review Nuclear Facility/Waste SHLDR YES ABSTAIN AGNST

   Progress Energy Inc PGN  743263105  5/12/04  Annual
   1.01   Elect Charles W. Coker MGMT YES FOR FOR
   1.02   Elect Robert B. McGehee MGMT YES FOR FOR
   1.03   Elect E. Marie McKee MGMT YES FOR FOR
   1.04   Elect Peter S. Rummell MGMT YES FOR FOR
   1.05   Elect Jean Giles Wittner MGMT YES FOR FOR

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   2.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Puget Energy PSD  745310102  5/4/04  Annual
   1.01   Elect Phyllis J. Campbell MGMT YES FOR FOR
   1.02   Elect Stephen E. Frank MGMT YES FOR FOR
   1.03   Elect Kenneth P. Mortimer MGMT YES FOR FOR
   1.04   Elect Stephen P. Reynolds MGMT YES FOR FOR

   Scana SCG  80589M102  4/29/04  Annual
   1.01   Elect William B. Bookhart Jr. MGMT YES FOR FOR
   1.02   Elect W. Hayne Hipp MGMT YES FOR FOR
   1.03   Elect Harold C. Stowe MGMT YES FOR FOR
   1.04   Elect G. Smedes York MGMT YES FOR FOR
   2.00   Add Shares to Director Stock Award Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Shell Transport & Trading Co PLC SC  822703609  6/28/04  Annual
   1.00   Approve Financial Statements MGMT YES FOR FOR
   2.00   Approve Remuneration Policy MGMT YES FOR FOR
   3.00   Elect Malcolm Brinded MGMT YES FOR FOR
   4.00   Elect Eileen Buttle MGMT YES FOR FOR
   5.00   Elect Luis Giusti MGMT YES FOR FOR
   6.00   Elect Mary R. (Nina) Henderson MGMT YES FOR FOR
   7.00   Elect Lord Ernest R. Oxburgh MGMT YES FOR FOR
   8.00   Appoint Outside Auditors MGMT YES FOR FOR
   9.00   Set Auditors' Fees MGMT YES FOR FOR
   10.00   Authorize Share Repurchase MGMT YES FOR FOR

   Southern Co SO  842587107  5/26/04  Annual
   1.01   Elect Daniel P. Amos MGMT YES FOR FOR
   1.02   Elect Dorrit J. Bern MGMT YES FOR FOR
   1.03   Elect Francis S. Blake MGMT YES FOR FOR
   1.04   Elect Thomas F. Chapman MGMT YES FOR FOR
   1.05   Elect H. Allen Franklin MGMT YES FOR FOR
   1.06   Elect Bruce S. Gordon MGMT YES FOR FOR
   1.07   Elect Donald M. James MGMT YES FOR FOR
   1.08   Elect Zack T. Pate MGMT YES FOR FOR
   1.09   Elect J. Neal Purcell MGMT YES FOR FOR
   1.10   Elect David M. Ratcliffe MGMT YES FOR FOR
   1.11   Elect Gerald J. St. Pe MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Director Stock Award Plan MGMT YES FOR FOR

   Susquehanna Bancshares SUSQ  869099101  4/21/04  Special
   1.00   Approve Common Stock Issuance MGMT YES FOR FOR
       Approve Merger/Acquisition
   2.00   Approve Other Business MGMT YES FOR FOR

   Susquehanna Bancshares Inc SUSQ  869099101  6/10/04  Annual
   1.01   Elect Wayne E. Alter Jr. MGMT YES FOR FOR
   1.02   Elect James G. Apple MGMT YES FOR FOR
   1.03   Elect John M. Denlinger MGMT YES FOR FOR
   1.04   Elect Chloe R. Eichelberger MGMT YES FOR FOR
   1.05   Elect T. Max Hall MGMT YES FOR FOR
   1.06   Elect William B. Zimmerman MGMT YES FOR FOR
   1.07   Elect E. Susan Piersol MGMT YES FOR FOR

   Union Planters Corp UPC  908068109  6/8/04  Annual
   1.00   Approve Merger/Acquisition MGMT YES FOR FOR
   2.01   Elect Albert M. Austin MGMT YES FOR FOR
   2.02   Elect George W. Bryan MGMT YES FOR FOR
   2.03   Elect Robert R. Waller MGMT YES FOR FOR
   2.04   Elect Spence L. Wilson MGMT YES FOR FOR

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   3.00   Ratify Selection of Auditors MGMT YES FOR FOR
   4.00   Adjourn Meeting MGMT YES FOR FOR
   5.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Vectren VVC  92240G101  4/28/04  Annual
   1.01   Elect John D. Engelbrecht MGMT YES FOR FOR
   1.02   Elect William G. Mays MGMT YES FOR FOR
   1.03   Elect J. Timothy McGinley MGMT YES FOR FOR
   1.04   Elect Richard P. Rechter MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Expense Stock Options SHLDR YES AGNST FOR

   Wells Fargo WFC  949746101  4/27/04  Annual
   1.01   Elect John A. Blanchard III MGMT YES FOR FOR
   1.02   Elect Susan E. Engel MGMT YES FOR FOR
   1.03   Elect Enrique Hernandez Jr. MGMT YES FOR FOR
   1.04   Elect Robert L. Joss MGMT YES FOR FOR
   1.05   Elect Reatha Clark King MGMT YES FOR FOR
   1.06   Elect Richard M. Kovacevich MGMT YES FOR FOR
   1.07   Elect Richard D. McCormick MGMT YES FOR FOR
   1.08   Elect Cynthia H. Milligan MGMT YES FOR FOR
   1.09   Elect Philip J. Quigley MGMT YES FOR FOR
   1.10   Elect Donald B. Rice MGMT YES FOR FOR
   1.11   Elect Judith M. Runstad MGMT YES FOR FOR
   1.12   Elect Stephen W. Sanger MGMT YES FOR FOR
   1.13   Elect Susan G. Swenson MGMT YES FOR FOR
   1.14   Elect Michael W. Wright MGMT YES FOR FOR
   2.00   Approve Savings Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR
   4.00   Expense Stock Options SHLDR YES AGNST FOR
   5.00   Restrict Executive Compensation SHLDR YES AGNST FOR
   6.00   Link Executive Pay to Social Criteria SHLDR YES AGNST FOR
   7.00   Review Political Spending SHLDR YES ABSTAIN AGNST

   Westar Energy Inc WR  95709T100  5/18/04  Annual
   1.01   Elect B. Anthony Isaac MGMT YES FOR FOR
   1.02   Elect Michael F. Morrissey MGMT YES FOR FOR
   1.03   Elect John C. Nettels Jr. MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Equal Access to the Proxy SHLDR YES AGNST FOR

   Whitney Holding WTNY  966612103  4/28/04  Annual
   1.01   Elect Kathryn M. Sullivan MGMT YES FOR FOR
   1.02   Elect Harry J. Blumenthal Jr. MGMT YES WHOLD AGNST
   1.03   Elect Joel B. Bullard Jr. MGMT YES FOR FOR
   1.04   Elect Angus R. Cooper II MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3.00   Repeal Fair Price Provision SHLDR YES AGNST FOR

   WPS Resources Corp WPS  92931B106  5/13/04  Annual
   1.01   Elect Richard A. Bemis MGMT YES FOR FOR
   1.02   Elect Ellen Carnahan MGMT YES FOR FOR
   1.03   Elect Robert C. Gallagher MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Xcel Energy Inc XEL  98389B100  5/20/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.01   Elect David A. Christensen MGMT YES FOR FOR
   2.02   Elect Margaret R. Preska MGMT YES FOR FOR
   2.03   Elect W. Thomas Stephens MGMT YES FOR FOR
   2.04   Elect Richard H. Anderson MGMT YES FOR FOR
   2.05   Elect Robert C. Kelly MGMT YES FOR FOR
   2.06   Elect Ralph R. Peterson MGMT YES WHOLD AGNST

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   3.00   Adopt Director Stock Award Plan MGMT YES AGNST AGNST

   Xcel Energy Inc     5/20/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.01   Elect David A. Christensen MGMT YES FOR FOR
   2.02   Elect Margaret R. Preska MGMT YES FOR FOR
   2.03   Elect W. Thomas Stephens MGMT YES FOR FOR
   2.04   Elect Richard H. Anderson MGMT YES FOR FOR
   2.05   Elect Robert C. Kelly MGMT YES FOR FOR
   2.06   Elect Ralph R. Peterson MGMT YES WHOLD AGNST
   3.00   Adopt Director Stock Award Plan MGMT YES AGNST AGNST

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Advantaged Dividend Income Fund
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________

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